Business combination - Additional Information (Details) - Superbank - USD ($) $ in Millions		1 Months Ended	6 Months Ended
	May 29, 2026	Jun. 30, 2026	Jun. 30, 2026
Disclosure of detailed information about business combination [line items]
Percentage of voting interests acquired	7.20%
Contributed revenue		$ 15
Contributed profit after tax		$ 2
Consolidated revenue			$ 2,023
Consolidated profit			$ 363
Gross contractual amounts receivable for acquired receivables	$ 763
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables	10
Gain recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	307
Pre-existing interest revalued	322
Foreign currency translation on revaluation	$ 15
Minimum
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary		50.00%